PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.1%
Municipal Bonds
Alabama 0.1%
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000%	10/01/44	500	$554,205
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	555,910
				1,110,115
Alaska 1.3%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,844,664
Valdez Rev.,
Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 06/01/21)	0.020(cc)	10/01/25	5,500	5,500,000
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/21)	0.020(cc)	12/01/29	3,045	3,045,000
				13,389,664
Arizona 4.4%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,113,670
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,690,928
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,691,040
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	748,930

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,670,190
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Honorhealth, Series A	4.000	09/01/51	1,250	1,462,613
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,242,100
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,114,320
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,083,320
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	1,082,140
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,504,047

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,187,950
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	6,460,962
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	12,180	16,992,074

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000%	12/01/50	1,045	$1,071,553
Friendship Vlg., Series A, Rfdg.	6.250	12/01/42	1,000	1,009,050
				45,124,887
California 7.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	778,294
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	1,158,930
Sub. Series B-1, Rfdg.	5.000	06/01/49	2,000	2,462,260
Sub. Series B-2, Rfdg., CABS	3.435(t)	06/01/55	3,000	589,830

California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.(hh)	4.000	05/15/51	2,500	2,857,000
California Muni. Fin. Auth. Rev.,
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/21)	0.030(cc)	12/01/29	2,300	2,300,000
Series A, 144A	5.000	12/01/54	500	556,615
Series A, 144A	5.500	06/01/48	750	831,082
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,000	2,396,020

California Poll. Ctrl. Fing. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,682,881
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	852,120
Kipp LA Proj., Series A, 144A	5.000	07/01/45	650	738,732
Kipp LA Proj., Series A, 144A	5.000	07/01/47	820	967,559

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Series D	5.000	12/01/31	1,000	1,023,800
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	797,100
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,675,434
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,191,401
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/43	4,475	5,334,424
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	3,500	3,980,620
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500	12/01/58	1,500	1,788,225
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	2,500	2,774,125
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	(0.218)(t)	06/01/47	10,100	2,227,353
Asset Bkd., Sr., Series A-2, Rfdg., CABS	5.300(cc)	06/01/37	5,000	5,207,600
Series A-1, Rfdg.	5.000	06/01/47	5,235	5,417,649

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., (cont’d.)
Series A-1, Rfdg.	5.250%	06/01/47	5,150	$5,342,558
Series A-2, Rfdg.	5.000	06/01/47	1,500	1,552,335

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	1,000	1,114,010
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	1,000	1,090,710
Lincoln Pub. Fing. Auth., Spl. Assmt., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	936	949,272
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,800	5,290,588
Series A	5.500	11/15/37	685	1,026,623
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	3,388,721
Series A	7.000	11/01/34	1,650	2,579,660

Northern California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	3.430(t)	06/01/60	3,500	846,685
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,176,250
Sacramento,
Spl. Tax	4.000	09/01/46	750	835,207
Spl. Tax	4.000	09/01/50	1,000	1,113,720
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	7.500	12/01/41	1,000	1,036,650
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	8.000	12/01/26	500	519,570

Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	645	706,617
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	3.475(t)	06/01/54	3,000	574,980
				78,733,210
Colorado 3.0%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Series A, Rfdg., AMT	4.000	12/01/48	2,000	2,225,260
Colorado Edl. & Cultural Facs. Auth. Rev.,
Aspen View Academy Proj.	4.000	05/01/61	550	604,725
Impt. Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,434,726
Impt. Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,111,150

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Edl. & Cultural Facs. Auth. Rev., (cont’d.)
Rfdg.	5.000%	11/01/44	885	$965,783
Windsor Chrt. Sch., Rfdg.	5.000	09/01/46	1,390	1,402,274
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	4.000	08/01/49	5,000	5,662,650
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	2,278,100
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,451,787
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,729,775

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,724,805
Plaza Co. Met. Dist. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,034,480
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	4,045	6,292,766
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	1,095,830
				30,014,111
Connecticut 0.2%
Harbor Point Infrastructure Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,279,300
Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Series A, Rfdg.	5.000	09/01/46	500	558,710
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg. (Pre-refunded date 07/01/23)(ee)	5.000	07/01/32	1,375	1,513,834
				2,072,544
District of Columbia 1.8%
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000	07/01/54	1,000	1,165,770
Friendship Pub. Chrt. Sch. (Pre-refunded date 12/01/22)(ee)	5.000	06/01/42	3,500	3,753,435
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	952,799
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	812,682
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,483,687

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev., (cont’d.)
Kipp DC Proj.	4.000%	07/01/49	1,000	$1,113,050
Rfdg.	5.000	06/01/55	1,500	1,738,725
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	2,210,560
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Series A, Rfdg.	5.000	10/01/53	2,500	2,583,825
Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	2,282,780
				18,097,313
Florida 9.7%
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	4.000	10/01/49	3,000	3,426,240
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,666,560

Broward Cnty. Port Facs. Rev., Sr. Bond, Series B, AMT	4.000	09/01/49	2,000	2,274,560
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,660	1,665,959
Edl. Growth Fund LLC Chrt. Sch. Port Proj., Series A-1, 144A	5.000	07/01/56	1,000	1,171,860
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	3,308,070

Citizens Ppty. Ins., Inc. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,047,290
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,147,250
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	549,300
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,105,450
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Series A (Pre-refunded date 12/15/21)(ee)	7.750	06/15/42	2,000	2,081,440
Glendridge On Palmer Ranch Proj., Rfdg.(hh)	5.000	06/01/51	2,000	2,286,260
Green Bond, Brightline Passenger Rail, Rmkt., Series B, AMT, 144A	7.375	01/01/49	2,000	2,180,200
Mater Academy Proj., Series A	5.000	06/15/55	1,000	1,116,480
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	2,190,300
River City Science Academy Proj., Series A	4.000	07/01/45	565	604,844
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	2,633,701
Virgin Trains USA Pass, Series A, Rfdg., AMT (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	4,210	4,271,340
Wst. Pro USA, Inc., Proj., AMT(hh)	3.000	06/01/32	2,500	2,623,900

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000%	03/01/42	4,650	$5,227,065
Greater Orlando Aviation Auth. Rev.,
Priority Sub. Series A, AMT	4.000	10/01/52	3,350	3,718,667
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,379,120
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	5,009,542

Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Gen. Hosp. Proj., Series A	4.000	08/01/50	2,500	2,904,350
Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	820	483,800
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	1,142,520
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,058,580
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	543,605
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,109,800
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,145,820
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	785,512
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	1,047,350
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	262,213
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,300	1,392,989

Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	2,048,647
North Sumter Cnty. Util. Dependent Dist. Rev., Solid Wste.	5.000	10/01/42	2,000	2,114,760
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,951,250
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,698,945
Series A-2, Rfdg., CABS	2.737(t)	10/01/54	1,000	321,960
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	579,980
Sinai Residences Boca Raton Proj., Series A, Rfdg.	7.500	06/01/49	1,000	1,072,240

Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,671,950
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,215,430
Tallahassee Hlth. Facs. Mem. Rev., Tallahassee Mem. Hlth., Inc., Series A	5.000	12/01/55	1,430	1,641,154
Village CDD No. 7, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,790	1,957,759

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Village CDD No. 9, Spl. Assmt., Fla., Rfdg.	5.500%	05/01/42	1,915	$1,952,419
Village CDD No.10,
Spl. Assmt., Fla.	5.125	05/01/43	970	1,006,753
Spl. Assmt., Fla.	6.000	05/01/44	700	747,425

Village CDD No.11, Spl. Assmt., Fla.	4.500	05/01/45	1,310	1,368,452
Village CDD No.12, Spl. Assmt., Fla., 144A	4.250	05/01/43	2,765	3,030,136
Village CDD No.13,
Spl. Assmt., Fla.	3.550	05/01/39	495	531,264
Spl. Assmt., Fla.	3.700	05/01/50	995	1,059,585
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,210	1,260,881
				98,792,927
Georgia 0.6%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	2,203,340
George L Smith II Congress Ctr. Auth. Rev.,
Convention Ctr. Hotel, 1st Tier, Series A	4.000	01/01/54	500	582,800
Convention Ctr. Hotel, 2nd Tier, Series B, 144A	5.000	01/01/54	500	589,305

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj.	5.000	04/01/44	1,500	1,671,210
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,109,170
				6,155,825
Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev., Series A	5.000	01/01/50	1,000	1,218,030
Hawaii 0.3%
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,777,525
Illinois 14.0%
Chicago Brd. of Edu.,
Series A, GO	5.000	12/01/41	1,000	1,231,440
Series A, GO	5.500	12/01/39	635	648,837
Series A, GO, 144A	7.000	12/01/46	1,500	1,935,030

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago Brd. of Edu., (cont’d.)
Series A, GO, Rfdg.	4.000%	12/01/27	500	$581,510
Series A, GO, Rfdg.	5.000	12/01/35	500	606,585
Series A, GO, Rfdg.	7.000	12/01/44	3,390	4,101,358
Series C, GO	5.250	12/01/35	1,015	1,132,486
Series D, GO	5.000	12/01/46	2,470	2,914,353
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,562,963
Series H, GO	5.000	12/01/46	2,390	2,771,659

Chicago Brd. of Edu. Rev., Spl. Tax	6.000	04/01/46	1,500	1,788,795
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	3,418,909
Gen., Sr. Lien, Series C, Rfdg., AMT	5.375	01/01/39	1,500	1,609,005
Series C, Rfdg., AMT	4.375	01/01/40	2,000	2,223,720
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,177,790
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	5,000	5,970,700
Series A, Rfdg.	4.000	12/01/50	1,000	1,142,200

Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,820,104
Chicago, IL,
Rmkt., Series 2003 B, GO, Rfdg.	5.000	01/01/23	750	798,630
Rmkt., Series 2005 D, GO, Rfdg.	5.500	01/01/37	6,520	7,449,361
Rmkt., Series 2007 E, GO, Rfdg.	5.500	01/01/35	3,000	3,435,930
Series A, GO	5.500	01/01/39	1,865	2,081,694
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,818,639
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,842,915
Series A, GO, Rfdg.	5.000	01/01/34	3,650	4,007,371
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,564,300
Series A, GO, Rfdg.	6.000	01/01/38	2,500	3,032,500
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,168,980
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,819,475

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,257,298
Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,130,230
Navistar Intl. Corp. Proj., Rfdg. (Mandatory put date 08/01/30), 144A	4.750(cc)	10/15/40	1,500	1,591,005
Northshore Univ. Hlth. Sys., Series A, Rfdg.	4.000	08/15/41	1,000	1,200,180
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	1,735	1,971,290
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	11,873

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Fin. Auth. Rev., (cont’d.)
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000%	02/15/41	265	$314,648
Presence Hlth. Netw., Series C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	6,401,638
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	3,788,786
The Carle Fndtn., Series A, Rfdg.	4.000	08/15/48	1,400	1,659,770
Illinois St.,
GO	4.000	06/01/36	3,000	3,302,970
GO	5.000	04/01/31	2,000	2,190,200
GO	5.000	01/01/32	1,335	1,562,404
GO	5.000	05/01/33	950	1,038,939
GO	5.000	03/01/36	1,800	1,853,496
GO	5.000	05/01/36	2,000	2,174,720
GO	5.000	02/01/39	2,215	2,404,648
GO	5.000	05/01/39	2,000	2,185,360
GO	5.250	07/01/31	1,000	1,080,850
GO	5.500	05/01/30	1,500	1,965,045
GO	5.500	05/01/39	2,500	3,211,750
GO, Rfdg.	5.000	08/01/25	1,000	1,052,000
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,305,200
Series A, GO	5.000	01/01/33	2,000	2,047,200
Series A, GO	5.000	01/01/34	1,600	1,637,568
Series A, GO	5.000	12/01/39	2,500	2,969,750
Series A, GO, Rfdg.	5.000	10/01/28	1,250	1,553,750
Series C, GO	5.000	11/01/29	2,800	3,388,980
Series D, GO	5.000	11/01/26	1,500	1,810,680
Series D, GO	5.000	11/01/27	950	1,168,348
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,478,130
Series A	4.000	06/01/39	3,015	3,354,971

Sales Tax Securitization Corp. Rev., 2nd Lien, Series A, Rfdg.	4.000	01/01/38	1,000	1,175,390
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,645,845
				142,542,151
Indiana 0.4%
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	631,752
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,668,525

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana (cont’d.)

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc., Rfdg. (Pre-refunded date 09/01/21)(ee)	7.750%	09/01/31	1,500	$1,528,080
				3,828,357
Iowa 0.4%
Iowa St. Fin. Auth. Rev.,
Lifespace Cmntys., Inc.	2.875	05/15/49	750	751,635
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	335	342,266
Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	1,154,990
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	1,000	1,153,400
Sr. Series B-2, Class 2, Rfdg., CABS	3.770(t)	06/01/65	1,000	176,070
				3,578,361
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	900	914,868
Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Series B	5.000	08/15/46	3,500	4,227,650
Louisiana 0.6%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	2,216,020
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,144,600
New Orleans Sewerage Serv. Rev., Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	1,000	1,141,520
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,284,880
				5,787,020

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maine 0.2%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine Gen. Med. Ctr. (Pre-refunded date 07/01/21)(ee)	7.500%	07/01/32	2,000	$2,011,880
Maryland 0.4%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C	4.000	07/01/50	1,000	1,122,300
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,427,285
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,197,870
				3,747,455
Michigan 0.8%
Michigan Fin. Auth. Rev.,
Great Lakes Wtr. Auth., Sr. Lien, Series C-1, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/44	1,000	1,051,960
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	2,320,700
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	500	603,160
Sr. Series B-2, Class 2, Rfdg., CABS	3.754(t)	06/01/65	2,000	258,200

Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg. (Pre-refunded date 10/15/21)(ee)	5.375	10/15/41	750	764,453
Summit Academy Rev., Rfdg.	6.250	11/01/25	1,185	1,188,247
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,603,215
				7,789,935
Minnesota 0.8%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,308,900
Rochester Rev., Mayo. Clnc.	4.000	11/15/48	3,000	3,416,490
St. Cloud Rev., Centracare Hlth., Series A, Rfdg.	4.000	05/01/37	1,250	1,408,938

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota (cont’d.)
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000%	11/15/44	1,000	$1,199,050
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	1,034,780
				8,368,158
Missouri 2.1%
Kansas City Indl. Dev. Auth. Rev. , Kansas City Intl. Arpt., Series A, AMT	4.000	03/01/45	2,500	2,874,800
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	2,002,180
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	2,186,357
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,227,615
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,180,600
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,353,200

Poplar Bluff Regl. Trans. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,165,982
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250	09/01/53	2,000	2,231,500
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,070,840
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	1,063,860
				21,356,934
Nevada 0.3%
Clark Cnty. Impt. Dist., Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	980	1,020,445
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	1,037,980
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	1,158,520
				3,216,945

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire 0.2%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750%(cc)	07/01/45	1,000	$1,043,420
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	1,000	1,094,480
				2,137,900
New Jersey 8.3%
Essex Cnty. Impt. Auth. Rev., CHF Newark LLC NJIT Student Hsg. Proj., Series A, BAM	4.000	08/01/56	1,000	1,180,650
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., Spec. Facs.	5.250	09/15/29	5,000	5,290,700
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	3,860	4,102,987
Continental Airlines, Inc., United Airlines, Inc., Proj., Series A, AMT	5.625	11/15/30	2,275	2,561,832
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,537,396
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,128,740
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	1,123,660
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,441,060
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,883,200
Sch. Facs. Construction	4.000	06/15/49	3,000	3,370,260
Series AAA	5.000	06/15/41	2,020	2,366,470
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,853,550
Series DDD	5.000	06/15/42	1,000	1,183,040
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	77,645
Series WW, Unrefunded	5.250	06/15/40	1,185	1,358,685
St. Gov’t. Bldgs. Proj., Series C	5.000	06/15/47	2,000	2,368,540
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,210,300
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,869,065
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,563,870
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,146,310
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,184,620

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,801,695
New Jersey Tpke. Auth. Rev.,
Series A	4.000	01/01/48	1,000	1,143,710
Series D, Rfdg.	5.000	01/01/28	2,150	2,614,185
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.(hh)	4.000	06/15/42	1,000	1,115,250
Series AA	4.000	06/15/50	5,000	5,711,450
Trans. Sys., Rfdg.	4.000	12/15/39	500	576,025
Trans. Sys., Rfdg.	5.000	12/15/39	555	688,078

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Trans. Tr. Fd. Auth. Rev., (cont’d.)
Trans. Sys., Series A, Rfdg.	5.000%	12/15/36	1,250	$1,531,788
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,358,220
Trans. Sys., Series AA	5.000	06/15/46	1,940	2,333,354
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,159,880
Trans. Sys., Series AA	5.250	06/15/43	4,595	5,735,663
South Jersey Trans. Auth. Rev.,
Series A	5.000	11/01/45	500	624,190
Series A, Rfdg.	5.000	11/01/39	750	831,450
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.250	06/01/46	5,350	6,453,491
Sub. Series B, Rfdg.	5.000	06/01/46	7,000	8,215,060
				84,696,069
New York 7.3%
Brookhaven Loc. Dev. Corp. Rev., Jefferson’s Ferry Proj., Series A	4.000	11/01/45	500	536,420
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch., Inc., Series A, 144A	5.000	12/01/51	500	567,175
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,115,160
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	5.865(t)	06/01/47	5,000	1,112,050
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	6.692(t)	06/01/50	4,000	592,920

Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Series A	5.000	01/01/56	1,105	1,192,836
Hempstead Town Loc. Dev. Corp. Rev., Hofstra Univ. Proj., Series A, Rfdg.	3.000	07/01/51	1,000	1,082,640
Metropolitan Trans. Auth. Rev.,
Bid Grp. 1, Green Bond, Series A-1	4.000	11/15/44	1,500	1,739,385
Climate Bond Certified, Green Bond, Series E, Rfdg.	4.000	11/15/45	1,595	1,832,240
Green Bond, Series C-1, Rfdg.	5.000	11/15/50	3,725	4,581,601
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,746,670
Green Bond, Series D1	5.000	11/15/43	2,000	2,509,060
Series A-2	4.000	11/15/42	2,000	2,338,980
Series A-2	4.000	11/15/43	2,000	2,326,980

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	1,138,190
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,787,888
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,526,000

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York St. Dorm. Auth. Rev., St. Johns Univ., Series A, Rfdg.	4.000%	07/01/48	2,625	$3,130,181
New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc., Proj., Series R-1, AMT, (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	561,347
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	1,475	1,665,113
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.375	10/01/45	2,000	2,351,420
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,352,720
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,214,550
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	3,117,800
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	1,000	1,189,720
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,251,010
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	3,352,483
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	9,480	10,670,024
NY St. Thruway Srvc. Areas Proj., AMT	4.000	04/30/53	750	853,913

Port Auth. of NY & NJ Rev., Series 223, Rfdg., AMT	4.000	07/15/61	1,625	1,881,685
TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	4,875	5,677,035
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Edu. Excellence Proj., Series A	5.000	10/15/49	1,000	1,131,250
				74,126,446
North Carolina 0.6%
North Carolina Med. Care Commn. Rev.,
Lutheran Svcs. for the Aging, Series A(hh)	4.000	03/01/51	1,500	1,605,810
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,064,360
Pennybyrn at Maryfield Proj., Series A	5.000	10/01/50	750	825,525
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	1,000	1,193,230

North Carolina Tpke. Auth. Rev., Series A, Rfdg.	5.000	07/01/51	1,250	1,448,312
				6,137,237

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 4.8%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000%	11/15/40	3,000	$3,137,460
Buckeye Tob. Settlement Fing. Auth. Rev., Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	19,950	23,091,527
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	657,673
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,346,640
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,757,814
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,175,940
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,865,925

Lucas Cnty. Hosp. Rev., Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	900,287
Middleburg Heights Hosp. Rev. Facs.,
Southwest Gen. Hlth. Ctr., Series A, Rfdg.	4.000	08/01/41	2,005	2,325,760
Southwest Gen., Rfdg.	5.250	08/01/41	1,200	1,209,936

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,133,540
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,126,370
				48,728,872
Oklahoma 1.9%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	305,345
OU Medicine Proj., Series B	5.250	08/15/48	1,730	2,107,434
OU Medicine Proj., Series B	5.500	08/15/52	7,530	9,257,533
OU Medicine Proj., Series B	5.500	08/15/57	4,950	6,063,354
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	300	310,245

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,101,040
				19,144,951

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.2%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Series A., Rfdg.	5.400%	10/01/44	1,000	$1,065,940
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,038,040
				2,103,980
Pennsylvania 4.2%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	4.000	07/01/51	750	832,155
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,769,984
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,056,880
Geisinger Auth. Rev., Series A-1	5.125	06/01/41	1,450	1,450,000
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,154,620
Pennsylvania Comnwlth., Series A, Rfdg., COP	4.000	07/01/46	1,500	1,684,275
Pennsylvania Econ. Dev. Fing. Auth. Rev., American Airlines Grp., Series B, Gty. Agmt.	8.000	05/01/29	450	452,016
Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys., Series B, Rfdg.(hh)	4.000	08/15/42	700	798,042
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/46	3,950	4,684,345
Sub. Series A	4.000	12/01/50	1,000	1,159,170
Sub. Series A	5.500	12/01/42	1,500	1,823,265
Sub. Series A	5.500	12/01/46	1,740	2,157,443
Sub. Series A-1	5.000	12/01/46	2,000	2,314,660
Sub. Series B-1	5.250	06/01/47	2,000	2,420,640
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,267,700
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,990,678
Mariana Bracetti Academy (Pre-refunded date 12/15/21)(ee)	7.625	12/15/41	2,000	2,080,120
New Fndtn. Chrt. Sch. Proj., (Pre-refunded date 12/15/22)(ee)	6.625	12/15/41	1,000	1,098,740
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	1,142,960

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Series A	5.625%	07/01/42	6,750	$7,078,928
				42,416,621
Puerto Rico 6.8%
Puerto Rico Comnwlth., Public Impt., Series A, GO, Rfdg.	5.500	07/01/39(d)	5,000	4,243,750
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	4.000	07/01/22	2,535	2,602,228
Sr. Lien, Series A	4.250	07/01/25	1,285	1,336,965
Sr. Lien, Series A	5.000	07/01/33	2,780	2,886,279
Sr. Lien, Series A	5.125	07/01/37	155	161,058
Sr. Lien, Series A	5.250	07/01/42	1,250	1,297,388
Sr. Lien, Series A	5.750	07/01/37	1,375	1,437,948
Sr. Lien, Series A	6.000	07/01/47	1,170	1,226,745
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	5,964,900
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/47	5,000	5,876,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	5,720	6,412,234
Restructured, Series A-1	5.000	07/01/58	12,364	14,065,657
Restructured, Series A-2	4.329	07/01/40	10,500	11,647,125
Restructured, Series A-1, CABS	3.467(t)	07/01/46	18,766	6,086,189
Restructured, Series A-1, CABS	3.496(t)	07/01/51	16,834	3,952,118
				69,197,084
Rhode Island 0.5%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,845,770
South Carolina 0.8%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	1,101,880
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,643,250
AMT	4.000	07/01/55	2,000	2,250,040

South Carolina St. Pub. Svc. Auth. Rev., Series E, Rfdg.	5.250	12/01/55	2,500	2,922,550
				7,917,720

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Dakota 0.2%
South Dakota Hlth. & Edl. Facs. Auth. Rev., Monument Hlth., Series A, Rfdg.	4.000%	09/01/50	1,500	$1,745,460
Tennessee 0.5%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,475,015
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/37	850	894,489
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Germantown Village, Rfdg. (Pre-refunded date 12/01/22)(ee)	5.250	12/01/42	1,100	1,183,754
Tennessee Energy Acq. Corp. Gas Rev., Series C	5.000	02/01/22	1,000	1,028,840
				5,582,098
Texas 8.0%
Arlington Higher Ed. Fin. Corp. Rev.,
Series A, Rfdg.(hh)	4.000	08/15/46	1,360	1,426,572
Wayside Schs., Series A	4.625	08/15/46	1,050	1,056,857

Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,390,287
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A	5.000	01/01/45	1,000	1,152,270
Sub. Rfdg.	4.000	01/01/41	1,100	1,210,066
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,042,410
Idea Pub. Sch.	6.000	08/15/43	1,100	1,218,052

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Series A, Rfdg.	5.250	09/01/44	1,370	1,526,084
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,167,240
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Proj., Rfdg., FRDD (Mandatory put date 06/01/21)	0.020(cc)	10/01/24	600	600,000
ExxonMobil Proj., FRDD (Mandatory put date 06/01/21)	0.030(cc)	06/01/30	600	600,000
ExxonMobil Proj., FRDD (Mandatory put date 06/01/21)	0.040(cc)	09/01/25	2,550	2,550,000

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Gulf Coast Wste. Disp. Auth. Rev., (cont’d.)
ExxonMobil Proj., FRDD (Mandatory put date 06/01/21)	0.040%(cc)	12/01/25	15,530	$15,530,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 06/01/21)	0.030(cc)	06/01/30	3,810	3,810,000
ExxonMobil Proj., Series B, FRDD (Mandatory put date 06/01/21)	0.030(cc)	06/01/25	200	200,000
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,210,860
Spl. Facs. Cont. Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,509,690
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/21)(ee)	5.000	07/01/25	250	250,940
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	1,000	1,050,070
United Airlines, Inc., Rfdg., AMT	5.000	07/15/27	500	585,580

Houston Higher Ed. Fin. Corp. Rev., Cosmos Fndtn., Inc., Series A	5.000	02/15/42	1,250	1,281,588
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,513,900
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., ExxonMobil Proj., Series B, Rfdg., FRDD (Mandatory put date 06/01/21)	0.030(cc)	11/01/29	6,260	6,260,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	1,065,680
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,918,314

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	2,117,880
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Series A, Rfdg., 144A	4.000	08/15/26	1,375	1,380,582
Jubilee Academic Ctr., Series A, Rfdg., 144A	5.000	08/15/46	2,000	2,007,220
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,205,511
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,529,212
2nd Tier, Series A, Rfdg.	4.000	01/01/38	2,000	2,220,820
2nd Tier, Series B, Rfdg.	3.000	01/01/51	2,000	2,124,220

Port Beaumont Navigation Dist. Rev., Jefferson Gulf Coast, Rfdg., AMT, 144A	4.000	01/01/50	2,000	2,067,580
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	1,087,730
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,219,097
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	1,087,190

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250%	12/15/26	4,100	$5,043,533
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrastructure Grp. LLC, Series A, Rfdg.	4.000	06/30/40	500	589,610
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	561,450
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,696,995
				81,065,090
Utah 0.2%
Salt Lake City Corp. Arpt. Rev., Series A, AMT	5.000	07/01/47	1,100	1,287,198
Utah Cnty. Hosp. Rev., IHC Hlth. Svcs., Inc., Series A	4.000	05/15/43	510	606,405
				1,893,603
Virginia 1.5%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	1,096,120
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,286,960
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,929,113
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,157,873
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,147,570
Sr. Lien, Express Lanes LLC Proj.	5.000	01/01/40	4,780	4,898,400
				15,516,036
Washington 1.4%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,066,360
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Series A	5.000	12/01/37	3,000	3,306,690
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,162,807
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,233,892
Overlake Hosp. Med. Ctr., Series A	4.000	07/01/42	2,500	2,804,800

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)
Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg., 144A	7.375%	01/01/44	2,000	$2,231,800
Social Certificate, Series A-1	3.500	12/20/35	2,000	2,327,960
				14,134,309
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,500	1,686,015
Wisconsin 1.5%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	1,095,590
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	1,067,760
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	2,094,720
Mountain Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	1,079,790
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38	1,750	1,561,507
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48	3,000	2,534,460
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,560,240
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,049,950
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,768,432

Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,732,755
				15,545,204

Total Long-Term Investments (cost $916,731,660)				1,005,755,630

Short-Term Investment 0.9%
Municipal Bond
Texas
Texas St. Rev., TRANS (cost $8,935,916)	4.000	08/26/21	8,855	8,935,315

TOTAL INVESTMENTS 100.0% (cost $925,667,576)				1,014,690,945
Other assets in excess of liabilities(z) 0.0%				170,290

Net Assets 100.0%				$1,014,861,235

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $483,800 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2021.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
30	20 Year U.S. Treasury Bonds	Sep. 2021	$4,695,938	$(15,854)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).